Income taxes - Summary of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income taxes
Current income tax expense	¥ (3)		¥ (26)	¥ (32)
Deferred tax benefit	1,889	$ 266	481
Total income tax (expense)/ benefit	¥ 1,886	$ 266	¥ 455	¥ (32)